Appendix III: Debentures and Bonds - Debentures and Bonds Issued (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 181		€ 204
Spain
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	35,859
Spain | Telefónica Emisiones, S.A.U.
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	33,689
Spain | Telefónica Emisiones, S.A.U. | EMTN BOND
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 1,000
Spain | Telefónica Emisiones, S.A.U. | EMTN BOND | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.447%	1.447%
Spain | Telefónica Emisiones, S.A.U. | SHELF BOND
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 655	$ 750
Spain | Telefónica Emisiones, S.A.U. | SHELF BOND | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.665%	4.665%
Spain | Telefónica Emisiones, S.A.U. | SHELF BOND
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 1,091	$ 1,250
Spain | Telefónica Emisiones, S.A.U. | SHELF BOND | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.895%	4.895%
Spain | Telefónica Emisiones, S.A.U. | EMTN BOND
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 1,000
Spain | Telefónica Emisiones, S.A.U. | EMTN BOND | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.495%	1.495%
Germany | O2 Telefónica Deutschland Finanzierungs GmbH | BOND
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	€ 600
Germany | O2 Telefónica Deutschland Finanzierungs GmbH | BOND | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.75%	1.75%